Equity - Financial Position Disclosures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Revenues	€ 39,993	€ 39,277	€ 43,076
Depreciation and amortization	(8,796)	(8,397)	(9,359)
Operating income	4,056	13,586	4,139
Capital Expenditure	5,819
Fixed Assets	23,714	22,725	23,769
Total allocated assets	109,642	109,213
Colombia Telecomunicaciones S.A. E.S.P.
Entity Information [Line Items]
Revenues	1,517	1,312	1,249
OIBDA	569	413	438
Depreciation and amortization	(308)	(314)	(325)
Operating income	261	99	113
Capital Expenditure	261	151	156
Fixed Assets	1,116	1,264	1,530
Total allocated assets	2,696	2,725	2,864
Total allocated liabilities	2,001	1,878	2,049
Telxius Telecom, S.A.
Entity Information [Line Items]
Revenues	421	587	826
OIBDA	218	6,332	520
Depreciation and amortization	(66)	(72)	(269)
Operating income	152	6,260	251
Capital Expenditure	65	91	348
Fixed Assets	507	475	452
Total allocated assets	2,129	2,083	2,840
Total allocated liabilities	€ 1,163	€ 1,225	€ 2,785